Reverse recapitalization - Schedule of Reverse Recapitalization Share Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Reverse Recapitalization [Line Items]
Liability Fair Value	$ 19,264		$ 161,402
Class C-1 Ordinary Shares
Reverse Recapitalization [Line Items]
Liability Fair Value	$ 2,870		$ 4,920
Number Outstanding	20,499,965		20,499,965
Fair value of shares issued	$ 2,870		$ 4,920
Changes in fair value measurement	(2,050)
Changes in fair value measurement	(2,050)	$ (3,775)
Class C-2 American Depositary Shares
Reverse Recapitalization [Line Items]
Liability Fair Value	$ 630		$ 1,080
Number Outstanding	4,500,000		4,500,000
Fair value of shares issued	$ 630		$ 1,080
Changes in fair value measurement	(450)
Changes in fair value measurement	(450)	(6,975)
Class C Shares
Reverse Recapitalization [Line Items]
Changes in fair value measurement	(2,500)	$ (10,750)
Class C-1 and Class C-2 Shares
Reverse Recapitalization [Line Items]
Liability Fair Value	$ 3,500		$ 6,000
Number Outstanding	24,999,965		24,999,965